Profit from Operations - Master Settlements Agreement - Additional Information (Details) £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£) State	Dec. 31, 2020 USD ($) State	Dec. 31, 2020 CAD ($) State	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)
Profit From Operations [Line Items]
Settlement expenses	£ 5.3		$ 9.2
R J Reynolds Tobacco Company | Texas, Minnesota and Mississippi
Profit From Operations [Line Items]
Payments of litigation claim settlements		$ 8
R J Reynolds Tobacco Company | Master Settlement Agreement and State Settlement Agreements
Profit From Operations [Line Items]
Settlement expenses		3,572		$ 2,762	$ 2,741
Settlement cash payments		2,848		2,918	917
R J Reynolds Tobacco Company | Payment Obligation | Florida
Profit From Operations [Line Items]
Settlement expenses		241
R J Reynolds Tobacco Company | Resolution of Claims | Texas, Minnesota and Mississippi
Profit From Operations [Line Items]
Settlement expenses		$ 264
Non-Participating Manufacturer Adjustment Claims Related to Period from 2003 to 2012 | Master Settlement Agreement | R J Reynolds Tobacco Company
Profit From Operations [Line Items]
Number of states | State	17	17	17
Increase of income related to payment obligation									$ 1,000
Additional credit received								$ 170
Non-Participating Manufacturer Adjustment Claims Related to Period from 2004 to 2014 | Non-Participating Manufacturer | R J Reynolds Tobacco Company | Five-Year Period from 2016
Profit From Operations [Line Items]
Additional credit received							$ 285
Non-Participating Manufacturer Adjustment Claims Related to Period from 2004 to 2014 | Non-Participating Manufacturer | R J Reynolds Tobacco Company | Five-Year Period from 2017
Profit From Operations [Line Items]
Additional credit recognised						$ 61
Non-Participating Manufacturer Adjustment Claims Related to Period from 2004 to 2017 | Non-Participating Manufacturer | R J Reynolds Tobacco Company | Five-Year Period from 2018
Profit From Operations [Line Items]
Additional credit recognised					$ 182
Non-Participating Manufacturer Adjustment Claims Related to Period from 2004 to 2017 | Non-Participating Manufacturer | R J Reynolds Tobacco Company | Five-Year Period from 2019
Profit From Operations [Line Items]
Additional credit recognised				$ 205